SHARE-BASED PAYMENTS - Number and weighted-average exercise prices of share options (Details) - 2019 & 2023 ESOP	3 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Number of options
Outstanding, beginning balance (in shares) | shares	12,707,244	14,911,455
Granted during the year (in shares) | shares	0	0
Forfeited during the year (in shares) | shares	(1,027,769)	0
Exercised during the year (in shares) | shares	(153,473)	0
Outstanding, ending balance (in shares) | shares	11,526,002	14,911,455
Exercisable (in shares) | shares	6,264,431	0
Weighted average exercise price
Outstanding, beginning balance (in USD per share) | $ / shares	$ 10.02	$ 9.92
Granted during the year (in USD per share) | $ / shares	0	0
Forfeited during the year (in USD per share) | $ / shares	10.55	0
Exercised during the year (in USD per share) | $ / shares	10.31	0
Outstanding, ending balance (in USD per share) | $ / shares	9.98	9.92
Exercisable (in USD per share) | $ / shares	$ 9.93	$ 0